Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Nadine Rosin
Assistant Vice President
& Senior Counsel
Phone: 860-466-2832
Nadine.Rosin@LFG.com
VIA EDGAR

September 1, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Post-Effective Amendment No. 3 to the Registration Statement
on Form S-3 for The Lincoln National Life Insurance Company
File No. 333-238932

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of Post-Effective Amendment No. 3 to the above-referenced registration statement (the “Amendment”).

The Amendment is being filed for the purpose of adding a new crediting strategy and three new investment options to certain registered index-linked variable annuity contracts under this registration statement, beginning November 22, 2021. Following review and approval of the Amendment by the Staff, a subsequent amendment will be filed, and a request will be made pursuant to Rule 461 under the Securities Act of 1933 to accelerate the effective date of the subsequent amendment to November 5, 2021, or as soon as practicable thereafter.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Nadine Rosin

Nadine Rosin